Securities sold under repurchase agreements - Summary of Financing Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Securities sold under repurchase agreements [Line Items]
Financing under repurchase agreements	$ 212,931	$ 310,197	$ 300,498
Interest expense related to repurchase agreement	$ 11,675	$ 9,232	$ 7,340
Minimun of the year
Securities sold under repurchase agreements [Line Items]
Interest from financing contracts under repurchase agreements	4.49%	2.27%
Maximum of the year
Securities sold under repurchase agreements [Line Items]
Interest from financing contracts under repurchase agreements	5.36%	6.05%